Accrued Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses

Note 4. Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31, 2023	March 31, 2023
Accrued compensation	$439	$609
Accrued legal and professional fees	97	193
Acquired in-process research and development	—	2,000
Other accrued expenses	191	46
	$727	$2,848

Note 4. Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
Accrued compensation	$609	$434
Accrued legal and professional fees	193	27
Acquired in-process research and development	2,000	—
Other accrued expenses	46	28
	$2,848	$489